Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax depreciation in excess of book depreciation	$ 7	$ 32
Book amortization (in excess of) less than tax amortization	43	(1)
Liabilities currently not deductible for tax	(43)
Net tax losses benefited	29	(9)
Change in valuation allowance on deferred tax assets	1	(52)
Tax on undistributed foreign earnings	1	34
US tax reform		16
Others	(31)	8
Deferred income tax, Total	$ 7	$ 28